Biological assets (Details) - Schedule of fair value hierarchy, along with an analysis of quantitative sensitivity	12 Months Ended
Jun. 30, 2021
Sugarcane [Member]
Biological assets (Details) - Schedule of fair value hierarchy, along with an analysis of quantitative sensitivity [Line Items]
Evaluation method	Discounted cash flow
Significant non-observable inputs	- Yield
Variation of non-observable inputs	Yield: 51 to 117 tons per hectare.
Increase in inputs	An increase in yield generates a positive result in the fair value of biological assets.
Decrease in inputs	A decrease in yield generates a negative result in the fair value of biological assets.
Sugarcane 1 [Member]
Biological assets (Details) - Schedule of fair value hierarchy, along with an analysis of quantitative sensitivity [Line Items]
Significant non-observable inputs	- TRS (Kg of sugar per ton of sugarcane)
Variation of non-observable inputs	Total recoverable sugar: TRS 134 to 145 per ton of cane
Increase in inputs	An increase in TRS generates a positive result in the fair value of biological assets.
Decrease in inputs	A decrease in TRS generates a negative result in the fair value of biological assets.
Corn [Member]
Biological assets (Details) - Schedule of fair value hierarchy, along with an analysis of quantitative sensitivity [Line Items]
Evaluation method	Discounted cash flow
Significant non-observable inputs	- Yield
Variation of non-observable inputs	Yield: 88.4 tons on average per hectare.
Increase in inputs	An increase in yield generates a positive result in the fair value of biological assets.
Decrease in inputs	A decrease in yield generates a negative result in the fair value of biological assets.
Cotton [Member]
Biological assets (Details) - Schedule of fair value hierarchy, along with an analysis of quantitative sensitivity [Line Items]
Evaluation method	Discounted cash flow
Significant non-observable inputs	- Yield
Variation of non-observable inputs	Yield: 4.2 tons per hectare.
Increase in inputs	An increase in yield generates a positive result in the fair value of biological assets.
Decrease in inputs	A decrease in yield generates a negative result in the fair value of biological assets.
Bean [Member]
Biological assets (Details) - Schedule of fair value hierarchy, along with an analysis of quantitative sensitivity [Line Items]
Evaluation method	Discounted cash flow
Significant non-observable inputs	- Yield
Variation of non-observable inputs	Yield: 17.0 bags on average per hectare.
Increase in inputs	An increase in yield generates a positive result in the fair value of biological assets.
Decrease in inputs	A decrease in yield generates a negative result in the fair value of biological assets.